Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments Measured and Recognized at Fair Value and Additional Disclosures for NAV
The following
table sets
forth
the Plan’s
assets at
fair
value.
December 31, 2025 Level 1 Level 2 Level 3 Total
Assets
Cal-Maine
Foods,
Inc.
common
stock
$ 150,927,930 $ — $ — $ 150,927,930
Mutual funds 104,260,825 — — 104,260,825
Total
assets measured
at fair
value
$ 255,188,755 $ — $ — $ 255,188,755
Investments measured at net asset value* 2,785,871
Investment
at fair
value
$ 257,974,626
December 31, 2024 Level 1 Level 2 Level 3 Total
Assets
Cal-Maine
Foods,
Inc.
common
stock
$ 196,595,844 $ — $ — $ 196,595,844
Mutual funds 86,910,290 — — 86,910,290
Total
assets measured
at fair
value
$ 283,506,134 $ — $ — $ 283,506,134
Investments measured at net asset value* 2,630,009
Investment
at fair
value
$ 286,136,143
*
The investment measured at fair value using the net asset value per share (or its equivalent) practical
expedient has not been classified in the fair value
hierarchy.
The fair value
amount included
above is intended
to permit reconciliation
of the fair value hierarchy
to the amounts
presented in the
statements
of
net assets
available
for
benefits.
The following
table summarizes
investments
for which
fair
value
is
measured using
the NAV per share
as a
practical
expedient.
Unfunded Redemption Redemption
Fair Value Commitments Frequency Notice Period
December 31, 2025
Common
collective
trust fund
$ 2,785,871 N/A Daily None
December 31, 2024
Common
collective
trust fund
$ 2,630,009 N/A Daily None